Statement of Stockholders' Equity (Deficit) (Unaudited) (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	(Deficit) Accumulated Development Stage [Member]	Total
Balance at Feb. 21, 2013
Issuance of common stock to founders	7,000	(7,000)
Issuance of common stock to founders, shares	70,000,000
Forgiveness of related party debts		2,000		2,000
Net loss			(450)	(450)
Balance at Mar. 31, 2013	7,000	(5,000)	(450)	1,550
Balance, shares at Mar. 31, 2013	70,000,000
Net loss			(1,500)	(1,500)
Balance at Sep. 30, 2013	$ 7,000	$ (5,000)	$ (1,950)	$ 50
Balance, shares at Sep. 30, 2013	70,000,000